Expense Example - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Value Index Fund - Fidelity SAI Emerging Markets Value Index Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268